BASIS OF PRESENTATION 10Q (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
BASIS OF PRESENTATION [Abstract]
Accumulated deficit	$ 221,306	$ 219,441	$ 204,420